Retrospective Adoption ASU 2016-18	12 Months Ended
Dec. 31, 2016
Accounting Changes and Error Corrections [Abstract]
Retrospective Adoption ASU 2016-18

10. Retrospective Adoption ASU 2016-18

The Company elected to early adopt ASU 2016-18 Restricted Cash in the first quarter of 2017 and has retrospectively adjusted the 2016 and 2015 statements of cash flows as a result of adoption. ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Amounts generally described as restricted cash and restricted cash equivalents are now included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. As a result of the retrospective adoption of ASC 2016-18, as of December 31, 2016 and 2015, the financial statements presented $200,000 of a restricted money market account, used to secure the standby letter of credit issued in connection with a lease amendment, in the beginning and ending period total amounts shown on the statement of cash flows.

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the balance sheets that sum to the total of the same such amounts shown in the statement of cash flows.

	December 31,
	2016	2015
Cash and cash equivalents	$11,477,852	$37,748,603
Restricted cash	200,000	200,000

Total cash, cash equivalents and restricted cash	$11,677,852	$37,948,603